Investment Strategy	Feb. 23, 2026
Hilton BDC Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index.

The Index:

The Index is a rules-based index that seeks to track the total performance of bonds issued by Business Development Companies (“BDC”). BDCs are pooled vehicles which must be organized under the laws of, and have its principal place of business in, the United States, be registered with the Securities and Exchange Commission (“SEC”) and have elected to be regulated as a BDC under the 1940 Act. The principal business of a BDC is to invest in, lend capital to, or provide services to privately-held U.S. companies or thinly traded U.S. public companies. BDCs are usually exchange-listed but may be unlisted. The initial composition of the Index, as well as any selections for a rebalance, are determined using the following rules (“Index Requirements”):

●	A bond’s issuer generally must be listed in the latest “Business Development Company Report” published yearly by the SEC and available on its website at (www.sec.gov). Additionally, to avoid excluding an otherwise eligible issuer solely because it is omitted from that report, an issuer that does not appear in the report will nevertheless be included if (i) a recent EDGAR filing header shows an active Investment Company Act Commission File Number ‘814-xxxxx’ and/or a filed Form N-54A, and (ii) EDGAR does not reflect a Form N-54C withdrawal filing. In the case of a merger, a successor issuer will be eligible if EDGAR reflects that the successor has assumed the predecessor’s obligations;

●	Only fixed coupon bonds are eligible for the Index. Floating rate notes, convertible, inflation linked bonds, US municipal bonds, ABS/MBS, perpetual bonds and other structured securities are excluded from the Index;

●	The bond’s issue date must be on or before the Index’s Selection Day, which is five days prior to its scheduled Rebalance Day (the last business day of the quarter);

●	A bond must have a minimum amount outstanding issue of $250 million; and

●	On Selection Day, a current price must be available from the Index’s pricing provider, Intercontinental Exchange (“ICE”).

Index Selection:

On each Selection Day, all bonds which meet the Index Requirements become Index constituents on the Rebalance Day. Any existing Index constituent that does not meet the Index Requirements is removed from the Index on the next Rebalance Day.

Index Weighting:

On each Selection Day, each Index constituent is weighted using the market value, which is calculated using its “last evaluated bid price” (the most recent assessed price at which a buyer is willing to purchase the asset) and any accrued interest (interest that has accumulated but has not yet been paid) as of that day. This weighting process is designed to align with the Index’s objective. Furthermore, the Index applies a tiered capping methodology designed to further promote diversification among the largest issuers. Following the initial market value weighting, the Index re-weights constituents so that: (i) the two largest issuers are each capped at 10%; (ii) the next two largest issuers are each capped at 8%; (iii) the following two largest issuers are each capped at 7%; and (iv) all remaining issuers are each capped at 4.99%. If any issuer exceeds its applicable cap, its weight is reduced to the applicable maximum and the excess weight is redistributed among the remaining constituents in accordance with the Index methodology, subject to their respective caps. This tiered capping process is applied on each Selection Day after the initial market value weighting is determined.

Corporate Actions

Solactive AG (the “Index Provider”) reviews corporate actions (business events initiated by bond issuers that affect their outstanding bonds) for the bonds included in the Index. As part of maintaining the Index, the Index Provider considers various corporate actions that may require adjustments to the Index between scheduled Rebalance Days. These events, initiated by the bond issuers, can significantly impact the price, weighting, or overall accuracy of the bonds within the Index.

The Fund’s Investment Strategy:

Under normal market conditions, the Fund will invest substantially all of its net assets in the securities that make up the Index. That is, the Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the Index components.

However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the Index components whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund’s investment adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index component becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund, but not to the Index).

Furthermore, the Fund also may invest in securities or other investments not included in the Index, but which the Fund’s investment sub-adviser, Hilton Capital Management, LLC (the “Sub-Adviser”), believes will help the Fund track the Index. For example, the Fund may invest in securities that are not Index constituents to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

The Sub-Adviser is responsible for monitoring the Index composition, assessing liquidity and trading environment for BDC bonds, and working with the Adviser to facilitate the Fund’s adherence to its stated investment objective. Additionally, the Sub-Adviser will oversee the implementation of the Fund’s passive investment strategy, seeking to minimize tracking error while evaluating bond liquidity and market conditions to support efficient Index replication. The Sub-Adviser will provide the Adviser with recommendations regarding Index tracking and rebalancing considerations.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in the component securities that make up the Index.

The Index and the Fund will generally rebalance quarterly.

The Fund will concentrate its investments in a particular industry or group of industries (i.e., hold more than 25% of its total assets in the securities of a particular industry or group of related industries) to approximately the same extent as the Index is concentrated.

The Fund is considered to be “non-diversified,” which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of the Index.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in the component securities that make up the Index.
Hilton Small-MidCap Opportunity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed by its investment sub-adviser, Hilton Capital Management, LLC (the “Sub-Adviser”). The Sub-Adviser uses its proprietary Small & Mid Cap Opportunities investment process (“SMCO Process”) to seek risk-adjusted returns (returns relative to the risks taken) by investing in U.S. equity securities within the small- and mid-cap asset classes. Using the SMCO Process, the Sub-Adviser seeks to identify mispriced stocks (i.e., stocks whose current market prices do not accurately reflect the Sub-Adviser’s estimate of their fundamental earnings potential). The Sub-Adviser believes that its disciplined approach will lead to attractive long-term returns.

The Sub-Adviser starts with a universe of small- and mid-capitalization stocks (i.e., companies with market capitalizations ranging from $750 million to $30 billion at the time of first purchase). The Sub-Adviser uses both valuation considerations and fundamental analyses to identify potential investment ideas. The SMCO Process is “bottom up” oriented (e.g., a company-by-company analysis of factors such as price-to-earnings ratios, earnings per share, etc.).

The Sub-Adviser utilizes the SMCO Process to search for potential investments throughout the spectrum of equities. This spectrum encompasses value stocks, which are primarily attractive due to their undervaluation; growth stocks, which are appealing primarily because of their revenue and/or profit growth; and core stocks, which are those that exhibit characteristics of both value and growth stocks. By employing this approach, the Sub-Adviser aims to identify investment opportunities that, in its opinion, are attractive at every stage of the economic cycle, including both periods of economic expansion and contraction.

The Sub-Adviser then assesses potential investments in light of its views on the current and anticipated macroeconomic environment (i.e., upswing, mid-cycle, or contraction in the broader economy), current industry market trends, and the quality of the company’s management team. Following this assessment, the Sub-Adviser seeks stocks of companies that not only are valued soundly but that the Sub-Adviser views as poised to benefit from improving business prospects.

Unlike a strictly “deep value” approach, which focuses solely on stocks that are significantly undervalued, the Sub-Adviser adopts a more flexible stance. It considers a range of stocks, from those with low valuations to those priced moderately and even some that may seem overvalued, based on its belief in the company’s potential for long-term success.

The Fund’s portfolio will typically consist of between 50-75 stocks. The Fund’s portfolio will consistently consist of stocks that the Sub-Adviser deems fundamentally attractive and reasonably valued. Typically, new positions will represent between 1.0% and 2.0% of the Fund’s value. No position will exceed 5% of the Fund’s value at the time of purchase.

Position sizes will be adjusted based on the Sub-Adviser’s periodic evaluations, reflecting changes in risk/reward dynamics. A holding will be fully liquidated if the Sub-Adviser determines that a stock is fully valued, encounters a discrepancy related to fundamental expectations, or identifies more favorable investment opportunities.

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings, will be invested in equity securities of small- and mid-capitalization companies. The 80% policy has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon approval by the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) and 60 days’ written notice to shareholders.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings, will be invested in equity securities of small- and mid-capitalization companies.